Reinsurance (Tables)	12 Months Ended
Dec. 31, 2018
Reinsurance Disclosures [Abstract]
Ceded reinsurance
Assumed, ceded and net amounts for the years ended December 31, 2018, 2017 and 2016 were as follows (in thousands of U.S. dollars):

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2018
Assumed	$6,299,929	$5,987,931	$4,601,564
Ceded	496,565	474,121	408,309
Net	$5,803,364	$5,513,810	$4,193,255

2017
Assumed	$5,587,894	$5,471,546	$4,458,290
Ceded	467,968	446,565	617,308
Net	$5,119,926	$5,024,981	$3,840,982

2016
Assumed	$5,356,942	$5,343,831	$3,412,648
Ceded	403,472	374,235	164,557
Net	$4,953,470	$4,969,596	$3,248,091